LOSS PER SHARE	12 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
LOSS PER SHARE	LOSS PER SHARE

	2026	2025	2024
	US$	US$	US$
Basic loss per share	(0.20)	(0.12)	(0.10)
Diluted loss per share	(0.20)	(0.12)	(0.10)
The following reflects the income and share data used in the calculations of basic earnings per share:

	2026	2025	2024
	US$	US$	US$
Net loss used in calculating basic and dilutive earnings per share	(66,767,762)	(35,348,675)	(21,843,646)

	2026	2025	2024
	Share #	Share #	Share #
Weighted average number of Ordinary Shares used in calculating basic and dilutive earnings per share	335,741,001	296,887,872	217,842,947
(a)    Anti-Dilutive Securities
As at June 30, 2026, 6,872,710 Unlisted Options, 7,048,486 Performance Rights, and 4,110,670 RSUs, which together represent 18,031,866 potential Ordinary Shares (2025: 45,006,752), (2024: 83,195,741), were not included in the calculation of diluted loss per share because they are considered anti-dilutive as they would decrease the loss per share for the years presented.
(b)    Conversions, Calls, Subscriptions or Issues after June 30, 2026
Subsequent to June 30, 2026, the Company has:
•issued 22,750,000 ordinary shares pursuant to a placement of ordinary shares;
•issued 106,093 ordinary shares pursuant to the exercise of unlisted options;
•issued 58,584 unlisted RSUs to a director; and
•issued 947,062 unlisted options to a contractor.
Other than as above, there have been no other conversions to, calls of, or subscriptions for Ordinary Shares or issues of potential Ordinary Shares since the reporting date and before the completion of this financial report.